Non-controlling interests	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Non-controlling interests
38.
Non-controlling
interests
Total
non-controlling
interests includes the following individually material
non-controlling
interests. Other
non-controlling
interests are individually not material.
ViiV Healthcare
GSK holds 78.3% of the ViiV Healthcare
sub-group,
giving rise to a material
non-controlling
interest. Summarised financial information in respect of the ViiV Healthcare sub-group
is as follows:

	2021 £m	2020 £m	2019 £m

Turnover	4,637	4,848	4,816

Profit after taxation	1,087	762	2,574

Other comprehensive income/(expense)	(17)	33	(29)

Total comprehensive income	1,070	795	2,545

	2021 £m	2020 £m

Non-current assets	2,796	2,564

Current assets	2,711	2,405
Total assets	5,507	4,969

Current liabilities	(3,121)	(2,748)

Non-current liabilities	(8,472)	(8,343)

Total liabilities	(11,593)	(11,091)

Net liabilities	(6,086)	(6,122)

	2021 £m	2020 £m	2019 £m

Net cash inflow from operating activities	2,128	2,249	2,375

Net cash outflow from investing activities	(287)	(294)	(202)

Net cash outflow from financing activities	(1,608)	(2,483)	(1,947)

(Decrease)/increase in cash and bank overdrafts in the year	233	(528)	226

The above financial information relates to the ViiV Healthcare group on a stand-alone basis, before the impact of Group-related adjustments, primarily related to the recognition of preferential dividends. The profit after taxation of £1,087 million (2020 – £762 million; 2019 – £2,574 million) is stated after charging preferential dividends payable to GSK, Shionogi and Pfizer and after a charge of £1,218 million (2020 – £1,112 million; 2019 – £37 million) for remeasurement of contingent consideration payable. This consideration is expected to be paid over a number of years.
The following amounts attributable to the ViiV Healthcare group are included in GSK’s Financial statements:

	2021 £m	2020 £m	2019 £m

Share of profit for the year attributable to non-controlling interest	196	223	482

Dividends paid to non-controlling interest	224	419	310

Non-controlling interest in the Consolidated balance sheet	(570)	(539)	(344)
Consumer Healthcare Joint Venture
GSK holds 68% of the Consumer Healthcare
sub-group,
giving rise to a material
non-controlling
interest. Summarised financial information in respect of the Consumer Healthcare sub-group
is as follows:

	2021 £m	2020 £m	2019 £m

Turnover	9,545	9,837	4,240

Profit after taxation	1,439	1,219	150

Other comprehensive expenses	(10)	(266)	(721)

Total comprehensive income/(expenses)	1,429	953	(571)

	2021 £m	2020 £m
Non-current assets	29,200	29,134

Current assets	5,251	4,918
Total assets	34,451	34,052

Current liabilities	(4,238)	(4,254)

Non-current liabilities	(3,733)	(3,890)
Total liabilities	(7,971)	(8,144)
Net assets	26,480	25,908

	2021 £m	2020 £m	2019 £m

Net cash inflow from operating activities	1,356	1,419	1,014

Net cash inflow/(outflow) from investing activities	(33)	1,018	(776)

Net cash outflow from financing activities	(1,236)	(2,437)	(78)

Increase in cash and bank overdraft in the year/period	87	–	160
The above financial information relates to the Consumer Healthcare Joint Venture on a stand-alone basis (2019 – for the period from its formation on 31 July 2019 to December 2019), before the impact of Group-related adjustments and the classification of cash pooling accounts with Group companies outside the Consumer Healthcare Joint Venture but after Major restructuring charges.
The following amounts attributable to the Consumer Healthcare Joint Venture are included in GSK’s financial statements:

	2021 £m	2020 £m	2019 £m

Share of profit for the year/period attributable to non-controlling interest	460	374	69

Dividends paid to non-controlling interest	367	735	–

Non-controlling interest in the Consolidated balance sheet	6,609	6,538	6,911